Notes Payable (Details) - Part-2 - USD ($)					1 Months Ended			3 Months Ended			12 Months Ended
	Sep. 30, 2024	Nov. 24, 2023	Oct. 05, 2023	Jul. 03, 2023	Nov. 24, 2023	Jul. 24, 2023	Feb. 21, 2023	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Jan. 02, 2024	Dec. 29, 2023	Jul. 05, 2023	May 30, 2023	Apr. 04, 2023	May 24, 2021
Notes Payable (Details) - Part-2 [Line Items]
Principal amount																	$ 2,000,000	$ 1,060,000
Gross proceeds			$ 3,000,000				$ 1,500,000
Share issued (in Shares)											74,227
Common stock value								$ 1,665			$ 1,319	$ 108
Debt discount				$ 164,775				635,710		$ 13,393	2,194,773	$ 1,533,048
Conversion price per share (in Dollars per share)				$ 18
Investores						$ 10,066
Unamortized debt discount											458
Aggregate principal amount											5,200,000			$ 5,000,000
Net sales									$ 154,480
Principal amount		$ 53,099		$ 215,000	$ 53,099			$ 250,000			$ 13,000,000
Common stock par value (in Dollars per share)								$ 0.001			$ 0.001	$ 0.001			$ 0.001				$ 0.001
Shares converted (in Shares)								610,000			610,000
Warrrants to exchange shares (in Shares)								551			551
September 2024 Secured Notes [Member]
Notes Payable (Details) - Part-2 [Line Items]
Debt discount											$ 1,800,000
Debt discount													$ 1,800,000
EvoFem Merger Agreement [Member]
Notes Payable (Details) - Part-2 [Line Items]
Imputed interest rate percentage													26.70%
January 2024 Secured Notes [Member]
Notes Payable (Details) - Part-2 [Line Items]
Principal amount																$ 1,000,000
Debt discount											1,800,000
Aggregate principal amount											$ 2,700,000
Debt discount													$ 1,800,000
Common Stock [Member]
Notes Payable (Details) - Part-2 [Line Items]
Share issued (in Shares)						27,344		10
Common stock par value (in Dollars per share)								$ 0.001			$ 0.001
Preferred Stock [Member]
Notes Payable (Details) - Part-2 [Line Items]
Shares converted (in Shares)								86,153			86,153
EvoFem Merger Agreement [Member]
Notes Payable (Details) - Part-2 [Line Items]
Common stock par value (in Dollars per share)								$ 0.001			$ 0.001
Securities Purchase Agreement [Member]
Notes Payable (Details) - Part-2 [Line Items]
Principal amount				375,000
Gross proceeds				$ 250,000
Share issued (in Shares)				3,907
Principal amount percentage				19.99%
Common stock value				$ 33,792
Second Tranche Note [Member]
Notes Payable (Details) - Part-2 [Line Items]
Principal amount						$ 2,625,000					$ 2,625,000
Gross proceeds						$ 1,750,000
Share issued (in Shares)						17,278
Principal amount percentage						19.99%
Common stock value						$ 38,026
Conversion price per share (in Dollars per share)						$ 15.6
Unamortized debt discount						$ 1,000,000					113,021
Accrued interest											$ 2,625
EvoFem Merger Agreement [Member]
Notes Payable (Details) - Part-2 [Line Items]
Common stock par value (in Dollars per share)								0.0001			$ 0.0001
Series E-1 Preferred Stock [Member]
Notes Payable (Details) - Part-2 [Line Items]
Common stock par value (in Dollars per share)								0.0001			0.0001
Series A-1 Preferred Stock [Member]
Notes Payable (Details) - Part-2 [Line Items]
Common stock par value (in Dollars per share)								$ 0.001			$ 0.001
Shares converted (in Shares)								2,327			2,327
Forecast [Member]
Notes Payable (Details) - Part-2 [Line Items]
Aggregate principal amount	$ 8,000,000													$ 5,000,000
Net sales	154,480
Forecast [Member] | September 2024 Secured Notes [Member]
Notes Payable (Details) - Part-2 [Line Items]
Aggregate principal amount	$ 5,000,000